Note 8 - Right to Use Assets and Lease Liability - Summary of Lease Liability (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Office lease	$ 141,088
Less: short term portion	52,119
Long term portion	$ 88,969